Financial result (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial result
Interest income on bank deposits	€ 6	€ 19	€ 10
Fair value gains		11,593
Other interest income	212	137	138
Total financial income	218	11,749	148
Interest on borrowings	(7,067)	(6,985)	(6,525)
Fair value losses	(14,623)		(6,654)
Impairment and losses on disposal of financial instruments			(161)
Other finance costs		(303)	(126)
Total financial expenses	(21,690)	(7,288)	(13,466)
Net foreign exchange differences	(60)	232	1,000
Financial result	€ (21,532)	€ 4,693	€ (12,318)